Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Derivative financial liabilities	$ 0.0	$ 6.8
Salares Norte Foreign Currency Derivative Contracts [Member]
Disclosure of detailed information about hedged items [line items]
Derivative financial liabilities held for hedging	$ 0.0	$ 6.8